Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Oatly Group AB
Entity Central Index Key	0001843586
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	598,559,840
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	001-40401
Entity Incorporation, State or Country Code	V7
Contact Personnel Email Address	investors@oatly.com
Entity Address, Address Line One	Ångfärjekajen 8
Entity Address, Postal Zip Code	211 19
Entity Address, City or Town	Malmö
Entity Address, Country	SE
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1433
Auditor Name	Ernst & Young AB
Auditor Location	Stockholm, Sweden
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Oatly Group AB (the Company) as of December 31, 2024 and 2023, the related consolidated statement of operations, comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated March 13, 2025, expressed an adverse opinion thereon.

American Depositary Shares
Document Information [Line Items]
Trading Symbol	OTLY
Title of 12(b) Security	American Depositary Shares, each representingtwenty ordinary shares
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, par value $0.00018 per share
Business Contact
Document Information [Line Items]
Contact Personnel Name	Marie-José David
Entity Address, Address Line One	Ångfärjekajen 8
Entity Address, Postal Zip Code	211 19
Entity Address, City or Town	Malmö
Entity Address, Country	SE
City Area Code	+46 418
Local Phone Number	47 55 00